Cover	Oct. 03, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 03, 2022
Entity Registrant Name	IZEA WORLDWIDE, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37703
Entity Tax Identification Number	37-1530765
Entity Address, Address Line One	1317 Edgewater Dr #1880
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32804
City Area Code	407
Local Phone Number	674-6911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IZEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001495231